Cover	Nov. 07, 2024
Cover [Abstract]
Entity Registrant Name	UNITED STATES ANTIMONY CORPORATION
Entity Central Index Key	0000101538
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Nov. 07, 2024
Entity Incorporation State Country Code	MT
Entity Tax Identification Number	81-0305822
Entity File Number	001-08675
City Area Code	406
Local Phone Number	827-3523
Entity Address Postal Zip Code	59873
Entity Address Address Line 1	P.O. Box 643
Entity Address City Or Town	Thompson Falls
Entity Address State Or Province	MT
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.01 par value
Trading Symbol	UAMY
Security Exchange Name	NYSE